091-16352-fm

For Internal Use Only Sec File No. 9-	Submit 1 Original and 9 Copies UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL OMB Number: 3235-0504 Expires: August 31, 2010 Estimated average burden hours per response...... 3.60

RECEIVED
2013 NOV 14 PM 2:33
SEC / MR

SEC
Mail Processing
Section
NOV 14 2013
Washington DC
404

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FOR[redacted]

13035342

Part I	**Initial Listing Report**
1.	Name of Self-Regulatory Organization Listing New Derivative Securities Product: BATS Y-Exchange, Inc.
2.	Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): See attached.
3.	Class of New Derivative Securities Product: See attached.
4.	Name of Underlying Instrument: See attached.
5.	If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: See attached.
6.	Ticker Symbol(s) of New Derivative Securities Product: See attached.
7.	Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See attached.
8.	Settlement Methodology of New Derivative Securities Product: Trades locked in at Exchange and settled at NSCC.
9.	Position Limits of New Derivative Securities Product (if applicable): Not applicable.

Part II	**Execution**
	The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Greg Steinberg

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: November 13, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 14 2013

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS Y-EXCHANGE, INC.
COMMENCING ON NOVEMBER 7, 2013

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
IGHG	Trust	Investment Company Units	Citi Corporate Investment Grade (Treasury Rate-Hedged) Index	Various World Markets	Broad

BATS
Making Markets Better®

RECEIVED
2013 NOV 14 PM 2:33
SEC / MR

SEC
Mail Processing
Section
NOV 14 2013
Washington DC
404

November 13, 2013

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Y-Exchange, Inc.

Ms. Jackson,

On behalf of BATS Y-Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding one (1) derivative securities product that commenced trading on BATS Y-Exchange on November 7, 2013. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	[illegible]
Rule	[illegible]
Public Availability:	NOV 14 2013